SUBSEQUENT EVENTS (Details) $ in Millions					12 Months Ended
	Nov. 14, 2019 CNY (¥)	Nov. 04, 2019 CNY (¥)	Nov. 04, 2019 USD ($)	Aug. 16, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2017 USD ($)	Aug. 03, 2019 USD ($)	Jul. 29, 2019 HKD ($)	Jul. 29, 2019 USD ($)
SUBSEQUENT EVENTS
Investment deposit					$ 1,277,514				$ 10	$ 1,277,514
Lease rental					$ 515,010	$ 400,151	$ 219,536
Manulife (International) Limited ("Manulife")
SUBSEQUENT EVENTS
Investment deposit									$ 10	$ 1,277,514
Subsequent Events
SUBSEQUENT EVENTS
Investment deposit								$ 1,277,514
Lease term (in years)				3 years
Lease rental				$ 175,662
Qianhai | Subsequent Events | Huale | Going Public Consulting Service Agreement
SUBSEQUENT EVENTS
Deposit amount failed to refund			$ 300,000
Claim amount		¥ 2,073,750	$ 300,000
Counter claim amount for legal fee | ¥	¥ 88,000